Dividends - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 1.237	$ 0.99	$ 0.82
Dividends paid	$ 8,389	$ 7,283	$ 6,321
March
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.2875	$ 0.24	$ 0.1665
Dividends paid	$ 2,030	$ 1,829	$ 1,290
June
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.2875	$ 0.25	$ 0.1735
Dividends paid	$ 1,984	$ 1,850	$ 1,331
September
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.3310	$ 0.25	$ 0.24
Dividends paid	$ 2,179	$ 1,818	$ 1,854
December
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.3310	$ 0.25	$ 0.24
Dividends paid	$ 2,196	$ 1,786	$ 1,846
A shares
Disclosure Of Dividends [Line Items]
Dividends paid		3,330
B shares
Disclosure Of Dividends [Line Items]
Dividends paid		$ 2,991